Costs and Expenses by Nature - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Costs and expenses by nature
Salaries and payroll charges	[1]	R$ (62,376)		R$ (279,523)	R$ (200,621)
(Provision) reversal for risks of tax, civil and labor losses		19		2,092	3,325
Raw materials and productions costs		(27,267)		(216,791)	(238,635)
Editorial costs		(21,638)		(52,794)	(61,281)
Depreciation and amortization		(21,770)		(174,088)	(164,932)
Copyright		(20,473)		(59,597)	(61,975)
Advertising and publicity		(17,091)		(88,965)	(60,416)
Utilities, cleaning and security		(9,379)		(19,499)	(11,869)
Rent and condominium fees		(7,929)		(14,278)	(20,375)
Third-party services		(3,817)		(23,904)	(26,406)
Travel		(3,664)		(8,760)	(12,471)
Consulting and advisory services		(2,910)		(25,269)	(16,028)
Impairment (losses) reversal on trade receivables		(2,283)		(25,015)	(4,297)
Provision for losses of obsolete inventories		3,098		(4,057)	(6,831)
Taxes and contributions		(267)		(2,066)	(3,278)
Material		(1,762)		(3,708)	(1,087)
Other expenses		(5,858)		4,283	(20,052)
Costs and Expenses by Nature		R$ (205,367)		R$ (970,256)	R$ (907,229)
Somos - Anglo (Predecessor)
Costs and expenses by nature
Salaries and payroll charges			R$ (180,118)			R$ (170,694)
(Provision) reversal for risks of tax, civil and labor losses			(150,594)			1,233
Raw materials and productions costs			(105,454)			(73,547)
Editorial costs			(26,249)			(43,998)
Depreciation and amortization			(37,660)			(43,245)
Copyright			(31,315)			(55,211)
Advertising and publicity			(30,279)			(41,740)
Utilities, cleaning and security			(21,718)			(36,808)
Rent and condominium fees			(19,474)			(17,795)
Third-party services			(11,481)			(20,798)
Travel			(11,471)			(11,288)
Consulting and advisory services			(10,535)			(13,449)
Impairment (losses) reversal on trade receivables			(4,027)			908
Provision for losses of obsolete inventories			(352)			(4,427)
Taxes and contributions			(2,560)			(2,875)
Material			(2,164)			(5,220)
Other expenses			(24,873)			(50,728)
Costs and Expenses by Nature			R$ (670,324)			R$ (589,682)

[1]	Increase impacted by Bonus IPO expenses recognized in the statement of consolidated Profit and loss, amount R$ and also business acquisitions occurred in 2020.